Financial Instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	[1]	€ 422	€ 370	€ 304
Financial assets at fair value through profit or loss:
Other		1,845	1,684	1,915
Fair value [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		422	370	304
Fair value [member] | Level 1 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		7	5	5
Financial assets at fair value through profit or loss:
Derivatives
Other		323	300	260
Liabilities at fair value
Derivatives
Contingent consideration
Fair value [member] | Level 2 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		3	3	4
Financial assets at fair value through profit or loss:
Derivatives	[2]	187	158	268
Other
Liabilities at fair value
Derivatives	[3]	(311)	(418)	(187)
Contingent consideration
Fair value [member] | Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		412	362	295
Financial assets at fair value through profit or loss:
Derivatives
Other		366	328	283
Liabilities at fair value
Derivatives
Contingent consideration		€ (159)	€ (140)	€ (155)

[1]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €408 million (31 December 2020: €356 million, 30 June 2020: €284 million).
[2]	Includes €115 million (31 December 2020: €78 million, 30 June 2020: €103 million) derivatives, reported within trade receivables, that hedge trading activities.
[3]	Includes €(87) million (31 December 2020: € (103) million, 30 June 2020: €(111) million) derivatives, reported within trade payables, that hedge trading activities.